Financial Derivative Contracts and Hedge Accounting - Schedule of the Income Generated by Cash Flow Hedge Derivatives (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	$ (2,202)	$ 6,635
Loan [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	1,617	3,681
Commercial loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	505	(1,134)
Time deposits [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	$ (4,324)	$ 4,088